Subsequent Events (Details) $ / shares in Units, $ in Thousands													2 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 26, 2025 shares	Sep. 26, 2024 shares	Mar. 27, 2024 $ / shares shares	Mar. 11, 2024 USD ($) Installment	Mar. 06, 2024 USD ($) t	Feb. 22, 2024 USD ($) Installment	Feb. 20, 2024 $ / shares	Jan. 10, 2024 USD ($)	Aug. 01, 2023 USD ($)	Apr. 19, 2023 USD ($)	Dec. 28, 2022 shares	Oct. 14, 2022 shares	Mar. 15, 2024 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares
Subsequent Events Abstract]
Balance outstanding														$ 42,606	$ 42,606		$ 42,606	$ 64,534
Repurchase of common stock (in shares) | shares														0	1,427,753	1,862,038		264,813
Average price of repurchased shares (in dollars per share) | $ / shares															$ 2.09	$ 1.62		$ 2.54
Repurchase of common stock																	$ 6,003	$ 673
Certain Service Providers [Member]
Subsequent Events Abstract]
Granted (in shares) | shares											120,000	200,000
Awarded March 26, 2024 [Member] | Restricted Stock [Member] | Plan [Member]
Subsequent Events Abstract]
Vested (in shares) | shares	(167,500)	(100,500)
August 2022 Entrust Facility [Member]
Subsequent Events Abstract]
Balance outstanding																		$ 13,000
Term to repay principal																	18 months
Synthesea [Member]
Subsequent Events Abstract]
Term of bareboat charter																		12 months
Down payment										$ 3,500
Payment upon commencement of bareboat charter									$ 3,500
Daily charter rate										$ 8
Subsequent Event [Member]
Subsequent Events Abstract]
Dividends paid								$ 652
Shares reserved for issuance (in shares) | shares			400,000
Repurchase of common stock (in shares) | shares													17,174
Average price of repurchased shares (in dollars per share) | $ / shares													$ 2.5
Repurchase of common stock													$ 43
Subsequent Event [Member] | Awarded March 26, 2024 [Member] | Restricted Stock [Member]
Subsequent Events Abstract]
Granted (in shares) | shares			335,000
Granted (in dollars per share) | $ / shares			$ 2.635
Vested (in shares) | shares			(67,000)
Subsequent Event [Member] | Awarded March 26, 2024 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Subsequent Events Abstract]
Granted (in shares) | shares			260,000
Subsequent Event [Member] | Awarded March 26, 2024 [Member] | Restricted Stock [Member] | Certain Service Providers [Member]
Subsequent Events Abstract]
Granted (in shares) | shares			65,000
Subsequent Event [Member] | Awarded March 26, 2024 [Member] | Restricted Stock [Member] | Sole Director [Member]
Subsequent Events Abstract]
Granted (in shares) | shares			10,000
Subsequent Event [Member] | Village Seven Sale and Leaseback [Member]
Subsequent Events Abstract]
Financing amount						$ 13,800
Term to repay principal						4 years
Number of consecutive payment installments | Installment						48
Frequency of periodic payment						monthly
Installment payment						$ 192
Purchase obligation						$ 4,738
Subsequent Event [Member] | Village Seven Sale and Leaseback [Member] | SOFR [Member]
Subsequent Events Abstract]
Term of variable rate						3 months
Margin on variable rate						2.65%
Subsequent Event [Member] | Village Seven Sale and Leaseback Optional Period [Member]
Subsequent Events Abstract]
Number of consecutive payment installments | Installment						24
Frequency of periodic payment						monthly
Installment payment						$ 192
Term of extension						2 years
Subsequent Event [Member] | Dividend Declared Q4-2023 [Member]
Subsequent Events Abstract]
Dividend payable, date declared							Feb. 20, 2024
Dividend payable (in dollars per share) | $ / shares							$ 0.075
Dividend payable, date of payment							Apr. 10, 2024
Dividend payable, date of record							Mar. 22, 2024
Subsequent Event [Member] | Nisea [Member]
Subsequent Events Abstract]
Vessel capacity | t					82,235
Term of bareboat charter					18 months
Down payment					$ 7,500
Payment upon commencement of bareboat charter					3,750
Down payment of prior to delivery vessel					3,750
Daily charter rate					8
Purchase price					16,620
Acquisition cost of vessel					$ 28,440
Subsequent Event [Member] | Synthesea [Member]
Subsequent Events Abstract]
Financing amount				$ 18,000
Finance liability exercise of purchase option				$ 17,100
Term of bareboat charter				7 years
Number of consecutive payment installments | Installment				84
Frequency of periodic payment				monthly
Installment payment				$ 136
Purchase obligation				$ 6,682
Subsequent Event [Member] | Synthesea [Member] | SOFR [Member]
Subsequent Events Abstract]
Term of variable rate				3 months
Margin on variable rate				2.70%